Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	Arcturus Therapeutics Ltd.
Document Type	6-K
Trading Symbol	ARCT
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001566049
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2